Leuthold Core ETF
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 91.0%	Shares	Value
Communication Services Select Sector SPDR Fund	70,531	$7,654,729
Direxion Daily S&P 500 Bear 1x Shares	289,416	2,980,985
Financial Select Sector SPDR Fund	161,510	8,458,279
Health Care Select Sector SPDR Fund	17,375	2,341,976
Industrial Select Sector SPDR Fund	6,281	926,573
Invesco CurrencyShares Euro Currency Trust	8,820	959,528
Invesco CurrencyShares Japanese Yen Trust (a)	9,928	634,796
Invesco KBW Bank ETF	8,561	613,139
Invesco Leisure & Entertainment ETF	7,292	414,915
Invesco S&P 500 Equal Weight Consumer Discretionary ETF	22,137	1,177,910
iShares 1-3 Year Treasury Bond ETF	139,738	11,578,691
iShares 5-10 Year Investment Grade Corporate Bond ETF	21,347	1,137,581
iShares 7-10 Year Treasury Bond ETF	12,332	1,181,036
iShares Expanded Tech-Software Sector ETF (a)	19,368	2,120,796
iShares International Treasury Bond ETF	15,970	688,307
iShares MBS ETF	7,173	673,473
iShares U.S. Healthcare Providers ETF	26,848	1,306,155
iShares U.S. Insurance ETF	6,805	915,000
iShares U.S. Telecommunications ETF	39,073	1,163,594
SPDR Bloomberg International Corporate Bond ETF	22,920	746,963
SPDR Bloomberg International Treasury Bond ETF	78,256	1,838,233
SPDR S&P Capital Markets ETF	4,103	594,648
Technology Select Sector SPDR Fund	32,503	8,230,735
US Global Jets ETF (a)	49,728	1,142,252
Utilities Select Sector SPDR Fund	22,053	1,800,848
VanEck Gold Miners ETF/USA	40,424	2,104,473
Vanguard Short-Term Inflation-Protected Securities ETF	15,451	776,722
TOTAL EXCHANGE TRADED FUNDS (Cost $56,476,447)		64,162,337

TOTAL INVESTMENTS - 91.0% (Cost $56,476,447)		64,162,337
Money Market Deposit Account - 9.0% (b)		6,322,213
Other Assets in Excess of Liabilities - 0.0% (c)		23,517
TOTAL NET ASSETS - 100.0%		$70,508,067
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.20%.

(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Leuthold Core ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$64,162,337	–	–	$64,162,337
Total Investments	$64,162,337	–	–	$64,162,337

Refer to the Schedule of Investments for further disaggregation of investment categories.